EATON VANCE SPECIAL INVESTMENT TRUST
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 2-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 55 ("Amendment No. 55") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 55 was filed electronically with the Commission (Accession No. 0000950156-99-000290) on April 26, 1999:

                            Eaton Vance Balanced Fund
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Growth & Income Fund
                 Eaton Vance Institutional Emerging Markets Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                        Eaton Vance Emerging Growth Fund
                (formerly "EV Traditional Emerging Growth Fund")


                                            EATON VANCE SPECIAL INVESTMENT TRUST


                                           By:/s/ Eric G. Woodbury
                                           -----------------------
                                           Eric G. Woodbury, Assistant Secretary
Date:  May 4, 1999